Shareholder Fees - FidelitySustainableTargetDateFunds-ComboClassK6Pro	May 30, 2024 USD ($)
FidelitySustainableTargetDateFunds-ComboClassK6Pro | Fidelity Sustainable Target Date 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none